STEIN ROE ADVISOR TAX-MANAGED GROWTH FUND
                Supplement to Prospectus dated February 28, 1998
                  (Replacing Supplement dated October 30, 1998)

The Fund's Prospectus is amended as follows:

(1) The Fund's investment objective is revised to delete the words "to maximize." The Fund's investment objective is now stated as follows:

     Stein Roe Advisor Tax-Managed Growth Fund seeks long-term capital growth while reducing shareholder exposure to taxes.

(2) To the front cover of the Prospectus, a new paragraph is added below the Table of Contents as follows:

     This   Prospectus   is   also   available   on-line   at   the   Web   site
     http://www.libertyfunds.com. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, materials that are incorporated by reference into this Prospectus and the Statement of Additional Information, and other information regarding the Fund.

(3)  The  paragraph  "Borrowing of Money" under the caption HOW THE FUND PURSUES
     ITS OBJECTIVE AND CERTAIN RISK FACTORS is revised in its entirety as follows:

     Borrowing of Money. The Fund may borrow money from banks, other affiliated funds and other entities to the extent permitted by law for temporary or emergency purposes up to 33 1/3% of its total assets.

(4) The second sentence in the paragraph "Securities Loans" under the caption HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS is revised in its entirety as follows:

(5) A new caption and paragraph is added after the last paragraph of the caption HOW THE FUND IS MANAGED as follows:

     YEAR 2000

     The Fund's Advisor, Administrator, Distributor and Transfer Agent (Liberty Companies) are actively managing Year 2000 readiness for the Fund. The Liberty Companies are taking steps that they believe are reasonably designed to address the Year 2000 problem and are communicating with vendors who provide services, software and systems to the Fund to provide that date-related information and data can be properly processed and calculated on and after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

(6) A new sentence is added as the last sentence under the caption HOW THE FUND VALUES ITS SHARES as follows:

     In addition, if the values of foreign securities have been materially affected by events occurring after the closing of a foreign market, the foreign securities may be valued at their fair value.

(7) The following sentence is added to the paragraph "Class A Shares" under the caption EXCHANGES:

     Exchanges of Class A shares are not subject to a contingent deferred sales charge. However, in determining whether a contingent deferred sales charge is applicable to redemptions, the schedule of the fund into which the original investment was made should be used.

(8) The Distributor pays an additional 1% commission (total commission of 5%) to financial service firms on sales of Class B shares of the Fund to their clients or customers. The commission is paid directly from the Distributors assets and will not affect the expenses paid by Fund shareholders. Financial service firms may waive receipt of all or any portion of these payments.

(9) Liberty Financial Investments, Inc., the Fund's distributor, has changed its name to Liberty Funds Distributor, Inc. (Distributor). The new name does not affect the investment management of, or service to, the Fund. The Distributor continues to offer selected investment products managed by subsidiaries of Liberty Financial Companies, Inc. (NYSE:L), the indirect parent of the Distributor.

(10) Colonial Investors Service Center, Inc.(Transfer Agent), the Fund's transfer agent, has changed its name to Liberty Funds Services, Inc. The new name will not affect the services that the Transfer Agent provides to the Fund.

(11) The Fund's custodian is The Chase Manhattan Bank. The Custodian's address is 270 Park Avenue, New York, NY 10017-2070.

(12) Price Waterhouse LLP, the Fund's independent accountant, changed its name to PricewaterhouseCoopers LLP. The new name will not affect the services the independent accountants provide to the Fund.


MG-36/427G-1298                                                December 31, 1998

                   STEIN ROE ADVISOR  TAX-MANAGED  GROWTH FUND
                Supplement to Prospectus dated February 28, 1998,
                          Revised August 14, 1998
                (Replacing Supplement dated October 30, 1998)

The Fund's Prospectus is amended as follows:

(1) The Fund's investment objective is revised to delete the words "to maximize." The Fund's investment objective is now stated as follows:

     Stein Roe Advisor Tax-Managed Growth Fund seeks long-term capital growth while reducing shareholder exposure to taxes.

(2)  The  paragraph  "Borrowing of Money" under the caption HOW THE FUND PURSUES
     ITS OBJECTIVE AND CERTAIN RISK FACTORS is revised in its entirety as follows:

     Borrowing of Money. The Fund may borrow money from banks, other affiliated funds and other entities to the extent permitted by law for temporary or emergency purposes up to 33 1/3% of its total assets.

(3) The second sentence in the paragraph "Securities Loans" under the caption HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS is revised in its entirety as follows:

     Such loans will not exceed 33 1/3% of the Fund's total assets.

(4) A new caption and paragraph is added after the last paragraph of the caption HOW THE FUND IS MANAGED as follows:

     YEAR 2000

     The Fund's Advisor, Administrator, Distributor and Transfer Agent (Liberty Companies) are actively managing Year 2000 readiness for the Fund. The Liberty Companies are taking steps that they believe are reasonably designed to address the Year 2000 problem and are communicating with vendors who provide services, software and systems to the Fund to provide that date-related information and data can be properly processed and calculated on and after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

(5) Liberty Financial Investments, Inc., the Fund's distributor, has changed its name to Liberty Funds Distributor, Inc. (Distributor). The new name does not affect the investment management of, or service to, the Fund. The Distributor continues to offer selected investment products managed by subsidiaries of Liberty Financial Companies, Inc. (NYSE:L), the indirect parent of the Distributor.

(6) Colonial Investors Service Center, Inc.(Transfer Agent), the Fund's transfer agent, has changed its name to Liberty Funds Services, Inc. The new name will not affect the services that the Transfer Agent provides to the Fund.

(7) A new sentence is added as the last sentence under the caption HOW THE FUND VALUES ITS SHARES as follows:

     In addition, if the values of foreign securities have been materially affected by events occurring after the closing of a foreign market, the foreign securities may be valued at their fair value.

(8) The following sentence is added to the paragraph "Class A Shares" under the caption EXCHANGES:

     Exchanges of Class A shares are not subject to a contingent deferred sales charge. However, in determining whether a contingent deferred sales charge is applicable to redemptions, the schedule of the fund into which the original investment was made should be used.

MG-36/428G-1298                                                December 31, 1998

                    STEIN ROE ADVISOR TAX-MANAGED GROWTH FUND
                 Supplement to Prospectus dated December 1, 1998

The Fund's Prospectus is amended as follows:

(1) The Fund's investment objective is revised to delete the words "to maximize." The Fund's investment objective is now stated as follows:

     Stein Roe Advisor Tax-Managed Growth Fund seeks long-term capital growth while reducing shareholder exposure to taxes.



MG-36/426G-1298                                                December 31, 1998